Derivative and firm commitment assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative and firm commitment assets and liabilities
Schedule of derivative and firm commitment assets and liabilities

	2024				2023
	Assets		Liabilities		Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
Cash flow hedges
Foreign exchange forward contracts	7	381	(19)	733	26	1 206	(19)	1 039
Currency options bought	—	90	—	—	3	466	—	—
Currency options sold	—	—	—	—	—	—	—	23
Fuel hedges	—	—	—	—	—	—	(1)	50
Cash flow and fair value hedges(3)
Cross-currency swaps	15	241	(97)	722	—	—	(144)	905
Fair value hedges
Interest rate swaps	28	1 130	(10)	792	24	1 195	(28)	1 105
Foreign exchange forward contracts	—	—	—	—	14	627	(59)	1 337
Firm commitments	—	—	—	—	22	1 788	(9)	434
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	3	527	(8)	971	6	1 111	—	81
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	110	7 129	(165)	6 124	58	6 889	(35)	6 012
Currency options bought	15	770	—	—	—	10	—	—
Embedded derivatives(4)	19	996	—	—	3	620	—	—
Other derivatives	—	—	—	—	—	12	—	—
Total	197	11 264	(299)	9 342	156	13 924	(295)	10 986
(1)Included in other current financial and firm commitment assets and other financial and firm commitment liabilities in the statement of financial position.
(2)Includes the gross amount of all notional values for contracts that have not yet been settled or canceled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.
(3)Cross-currency swaps have been designated partly as fair value hedges and partly as cash flow hedges.
(4)Embedded derivatives are related to customer contracts.

Schedule of hedging instruments	To manage interest rate and foreign exchange risks related to Nokia’s interest-bearing liabilities, Nokia has designated the following cross-currency swaps as hedges under both fair value hedge accounting and cash flow hedge accounting, and interest rate swaps as hedges under fair value hedge accounting at 31 December:

				Notional (million in currency)		Fair value EURm
Entity	Instrument	Currency	Maturity	2024	2023	2024	2023
Nokia Corporation	Interest rate swaps	EUR	3/2024	—	378	—	2
Nokia Corporation	Interest rate swaps	EUR	5/2025	292	292	3	—
Nokia Corporation	Interest rate swaps	EUR	3/2026	630	630	(1)	(13)
Nokia Corporation	Cross-currency swaps	USD	6/2027	500	500	9	(28)
Nokia Corporation	Interest rate swaps	EUR	5/2028	500	500	(7)	(13)
Nokia Corporation	Interest rate swaps	EUR	8/2031	500	500	22	20
Nokia Corporation	Cross-currency swaps	USD	5/2039	500	500	(92)	(116)
Total						(66)	(148)

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting at 31 December:
					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Between 1 and 3 years	Beyond 3 years
2024
Cash flow hedge accounting	GBP	(5)	0.8423	(222)	(69)	(153)	—	—
	USD	(11)	1.0670	(459)	(170)	(289)	—	—

Net investment hedge accounting	CNY	(6)	7.6474	(783)	(783)	—	—	—
	INR	—	88.8518	(208)	(186)	(22)	—	—
2023
Cash flow hedge accounting	GBP	(1)	0.8640	(219)	(63)	(156)	—	—
	USD	5	1.0881	(860)	(231)	(629)	—	—
	USD	(2)	1.0832	257	—	119	131	7

Net investment hedge accounting	CNY	4	7.8152	(788)	(788)	—	—	—

Fair value hedge accounting for FX risk	USD	(45)	1.1196	(1 354)	(427)	(301)	(616)	(10)
(1) Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.